Stock-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended				3 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended
	May 01, 2012	Jan. 02, 2012	Nov. 02, 2011	Oct. 02, 2011	Jun. 30, 2013	Dec. 31, 2012 item	Jan. 02, 2012 Minimum	Nov. 02, 2011 Minimum	Jan. 02, 2012 Maximum	Nov. 02, 2011 Maximum	Dec. 31, 2012 Common units	Dec. 31, 2012 Class C units	Dec. 31, 2012 Common equity compensation plan Common units	Dec. 31, 2011 Common equity compensation plan Common units	Dec. 31, 2010 Common equity compensation plan Common units	Dec. 31, 2012 Common equity compensation plan Common units Key members of the management	Dec. 31, 2012 Common equity compensation plan Three year vesting awards Common units Key members of the management	Dec. 31, 2012 Common equity compensation plan Four year vesting awards Common units Key members of the management	Dec. 31, 2012 Class C common equity plan Class C units	Dec. 31, 2011 Class C common equity plan Class C units	Dec. 31, 2012 Class C common equity plan Class C units Key members of the management	Dec. 31, 2012 Class C common equity plan Four year vesting awards Class C units Key members of the management	Dec. 31, 2012 2011 Equity Incentive Plan Common units Performance shares
Stock-based compensation
Number of equity compensation plans						3
Maximum award, percentage of total equity																15.00%					3.00%
Vesting period													7 months				3 years	4 years				4 years
Cumulative percentage of the award vesting at second anniversaries																		25.00%
Cumulative percentage of the award vesting at third anniversaries																		50.00%
Cumulative percentage of the award vesting at fourth anniversaries																		100.00%
Percentage of the award vesting at the first anniversary																					12.50%
Percentage of the award vesting at the second anniversary																					12.50%
Percentage of the award vesting at the third anniversary																					25.00%
Percentage of the award vesting at the fourth anniversary																					50.00%
Number of units
Outstanding at beginning of period (in units)													12,174	9,588	6,348				2,932
Granted (in units)													324	6,933	4,667				88	2,932			3,545
Vested (in units)													(5,350)	(3,849)	(715)				(367)
Expired or canceled (in units)													(3,615)	(498)	(712)				0
Outstanding at end of period (in units)													3,533	12,174	9,588				2,653	2,932			3,545
Weighted-Average Grant Date Fair Value
Outstanding at beginning of year													$ 398	$ 393	$ 313				$ 196
Granted													433	411	500				1,446	196			4,557
Vested													416	408	338				198
Expired or canceled													226	447	318
Outstanding at end of year													397	398	393				439	196			4,557
Available for future grant																				610			2,525
Units available for future awards														311	311
Compensation expense recorded during the year					545								1,029	1,160	1,292				375,000	19,000			18,129,000
Unamortized cost at year end													$ 426	$ 1,189	$ 2,067				$ 1,082,000	$ 575,000
Assumed settlement period											6 months 1 day	6 months 1 day
Summary of assumption used utilizing the options pricing model
Time to liquidity event	8 months 1 day	1 year	1 year 2 months 1 day	1 year 3 months
Risk-free rate (as a percent)	0.08%	0.15%	0.15%	0.16%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)	40.00%	40.00%	40.00%	40.00%
Summary of assumption which reduced the value derived from the options pricing model
Lack of marketability discount (as a percent)	20.00%			20.00%			20.00%	25.00%	25.00%	30.00%
Lack of control discount (as a percent)	17.00%	17.00%	17.00%	17.00%